MFS® New Discovery Value Fund
MFS® New Discovery Value Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is September 28, 2016.

MFS® New Discovery Value Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 8 of the fund's Prospectus and "Waivers of Sales Charges" on page H-1 of the fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® New Discovery Value Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® New Discovery Value Fund	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.10%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.08%	2.08%	1.58%	1.33%	1.08%	1.00%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® New Discovery Value Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	703	972	1,262	2,084
B	611	952	1,319	2,219
C	311	652	1,119	2,410
I	110	343	595	1,317
R1	211	652	1,119	2,410
R2	161	499	860	1,878
R3	135	421	729	1,601
R4	110	343	595	1,317
R5	102	318	552	1,225

Expense Example No Redemption - MFS® New Discovery Value Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	211	652	1,119	2,219
C	211	652	1,119	2,410